Subsequent Events (Details)	1 Months Ended			3 Months Ended
	Sep. 15, 2020 USD ($)	Aug. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Jun. 30, 2020 USD ($) ship building	Feb. 29, 2020 USD ($)
Subsequent Event [Line Items]
Long-term debt				$ 937,000,000
Number of financing arrangements | ship				2
Number of newbuildings financed | building				2
629 Million Facility
Subsequent Event [Line Items]
Face amount					$ 629,000,000
629 Million Facility | Subsequent Event
Subsequent Event [Line Items]
Long-term debt	$ 125,800,000	$ 135,800,000	$ 125,800,000
Face amount			629,000,000
629 Million Facility | Subsequent Event | Commercial Loan
Subsequent Event [Line Items]
Debt instrument, increase			$ 10,000,000
Flex Aurora | Subsequent Event
Subsequent Event [Line Items]
Delivery postponement period			1 month
Flex Amber Sale and Leaseback | Subsequent Event
Subsequent Event [Line Items]
Delivery postponement period			3 months
Transactions With Other Affiliates Of Geveran | Flex Aurora | Subsequent Event
Subsequent Event [Line Items]
Related party transaction, amount			$ 130,300,000
Transactions With Other Affiliates Of Geveran | Flex Artemis | Subsequent Event
Subsequent Event [Line Items]
Related party transaction, amount		$ 130,600,000
Transactions With Other Affiliates Of Geveran | Flex Resolute | Subsequent Event
Subsequent Event [Line Items]
Related party transaction, amount	$ 130,500,000
Transactions With Other Affiliates Of Geveran | Shipbuilding Contracts | Subsequent Event
Subsequent Event [Line Items]
Related party transaction, amount			$ 17,800,000